UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.6%
BASIC MATERIALS 1.2%
Allegheny Technologies	11,000	$593,890
Archer-Daniels-Midland Co.	12,300	355,470
Cameco Corp. (Canada)	25,900	709,180
Praxair	5,000	415,000
		2,073,540
CONSUMER—CYCLICAL 4.3%
APPAREL 0.8%
NIKE (a)	17,600	1,293,600
AUTO PARTS EQUIPMENT 0.3%
Genuine Parts Co.	11,500	485,760
Johnson Controls	1,400	46,186
		531,946
MEDIA 0.6%
Comcast Corp.	22,900	430,978
The Walt Disney Co.	17,700	617,907
		1,048,885
RETAIL 2.3%
Nordstrom	22,700	927,295
Ross Stores	21,700	1,160,299
Wal-Mart Stores (a)	31,800	1,768,080
		3,855,674
TOYS/GAMES/HOBBIES 0.3%
Mattel	22,400	509,376
TOTAL CONSUMER—CYCLICAL		7,239,481
CONSUMER—NON-CYCLICAL 6.0%
AGRICULTURE 0.8%
Altria Group (a)	19,200	393,984
Monsanto Co.	14,100	1,007,022
		1,401,006

	Number of Shares	Value
APPAREL 0.5%
VF Corp.	11,200	$897,680
BEVERAGE 1.0%
PepsiCo	23,900	1,581,224
COSMETICS/PERSONAL CARE 1.0%
Procter & Gamble Co.	26,500	1,676,655
FOOD 0.5%
Kraft Foods (a)	27,400	828,576
RESTAURANT 1.2%
McDonald’s Corp. (a)	29,100	1,941,552
RETAIL 1.0%
Costco Wholesale Corp.	9,800	585,158
CVS Caremark Corp.	30,100	1,100,456
		1,685,614
TOTAL CONSUMER— NON-CYCLICAL		10,012,307
ENERGY 6.1%
OIL & GAS 5.0%
Apache Corp. (a)	9,600	974,400
Chevron Corp. (a)	24,700	1,873,001
Devon Energy Corp. (a)	19,000	1,224,170
Exxon Mobil Corp. (a)	39,500	2,645,710
Marathon Oil Corp.	24,400	772,016
Occidental Petroleum Corp.	9,700	820,038
		8,309,335
OIL & GAS REFINING & MARKETING 0.3%
Valero Energy Corp.	21,600	425,520
OIL & GAS SERVICES 0.8%
Schlumberger Ltd.	12,500	793,250
Transocean Ltd.(b)	7,200	621,936
		1,415,186
TOTAL ENERGY		10,150,041

	Number of Shares	Value
FINANCIAL 8.1%
BANK 3.4%
Bank of America Corp. (a)	82,800	$1,477,980
Bank of New York Mellon Corp.	20,200	623,776
BB&T Corp.	20,700	670,473
PNC Financial Services Group	3,500	208,950
Toronto-Dominion Bank (Canada)	9,800	730,429
US Bancorp (a)	45,000	1,164,600
Wells Fargo & Co. (a)	28,600	890,032
		5,766,240
DIVERSIFIED FINANCIAL SERVICE 2.4%
BlackRock (a)	1,600	348,416
Franklin Resources (a)	3,700	410,330
Goldman Sachs Group	4,700	801,961
JPMorgan Chase & Co. (a)	41,800	1,870,550
Morgan Stanley (a)	19,900	582,871
		4,014,128
INSURANCE 2.3%
Aflac	4,100	222,589
Everest Re Group Ltd.	4,500	364,185
HCC Insurance Holdings	36,700	1,012,920
MetLife	31,600	1,369,544
Power Corp. (Canada)	29,200	881,477
		3,850,715
TOTAL FINANCIAL		13,631,083
HEALTH CARE 6.7%
HEALTH CARE PROVIDERS & SERVICES 0.5%
UnitedHealth Group	25,200	823,284

	Number of Shares	Value
HEALTHCARE PRODUCTS 3.8%
Baxter International	10,900	$634,380
Becton Dickinson & Co.(a)	14,600	1,149,458
Covidien Ltd.	24,500	1,231,860
Johnson & Johnson(a)	26,500	1,727,800
Medtronic(a)	35,200	1,585,056
		6,328,554
PHARMACEUTICAL 2.4%
Abbott Laboratories (a)	31,500	1,659,420
Merck & Co.	25,500	952,425
Pfizer (a)	81,300	1,394,295
		4,006,140
TOTAL HEALTH CARE		11,157,978
INDUSTRIAL 5.6%
AEROSPACE & DEFENSE 2.7%
General Dynamics Corp.	16,300	1,258,360
L-3 Communications Holdings (a)	13,000	1,191,190
Lockheed Martin Corp. (a)	15,500	1,289,910
United Technologies Corp.	10,900	802,349
		4,541,809
DIVERSIFIED MANUFACTURING 1.4%
3M Co.	4,800	401,136
Caterpillar	7,800	490,230
General Electric Co. (a)	83,400	1,517,880
		2,409,246
ENVIRONMENTAL CONTROL 0.4%
Waste Management (a)	17,600	605,968

	Number of Shares	Value
TRANSPORTATION 1.1%
FedEx Corp.	4,800	$448,320
Norfolk Southern Corp.	8,800	491,832
United Parcel Service	13,300	856,653
		1,796,805
TOTAL INDUSTRIAL		9,353,828
MATERIALS—CHEMICALS 0.2%
Sigma-Aldrich Corp.	7,600	407,816
REAL ESTATE 48.4%
DIVERSIFIED 4.1%
Forest City Enterprises (b)	191,600	2,760,956
Lexington Realty Trust	171,700	1,117,767
Vornado Realty Trust	40,451	3,062,141
		6,940,864
HEALTH CARE 4.9%
Brookdale Senior Living (a),(b)	110,426	2,300,174
HCP	37,390	1,233,870
Nationwide Health Properties	97,300	3,420,095
Ventas	26,199	1,243,928
		8,198,067
HOTEL 4.4%
Chesapeake Lodging Trust (b)	57,087	1,111,484
Hersha Hospitality Trust	356,191	1,845,070
Hospitality Properties Trust	69,300	1,659,735
Host Hotels & Resorts	187,068	2,740,546
		7,356,835
INDUSTRIAL 3.4%
EastGroup Properties	33,800	1,275,612
ProLogis	338,052	4,462,286
		5,737,898

	Number of Shares	Value
OFFICE 4.8%
Boston Properties	35,500	$2,678,120
Liberty Property Trust	44,300	1,503,542
SL Green Realty Corp.	67,000	3,837,090
		8,018,752
OFFICE/INDUSTRIAL 1.6%
PS Business Parks	49,700	2,653,980
RESIDENTIAL 8.3%
APARTMENT 7.2%
AvalonBay Communities	20,900	1,804,715
BRE Properties	59,100	2,112,825
Camden Property Trust	49,163	2,046,656
Equity Residential	81,000	3,171,150
UDR	170,432	3,006,420
		12,141,766
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	33,600	1,810,368
TOTAL RESIDENTIAL		13,952,134
SELF STORAGE 4.1%
Extra Space Storage	108,000	1,369,440
Public Storage	60,600	5,574,594
		6,944,034
SHOPPING CENTER 10.1%
COMMUNITY CENTER 2.9%
Kimco Realty Corp.	203,804	3,187,494
Regency Centers Corp.	45,200	1,693,644
		4,881,138

	Number of Shares	Value
REGIONAL MALL 7.2%
Macerich Co.	49,306	$1,888,913
Simon Property Group	120,571	10,115,907
		12,004,820
TOTAL SHOPPING CENTER		16,885,958
SPECIALTY 2.7%
Plum Creek Timber Co.	32,600	1,268,466
Rayonier	36,800	1,671,824
Weyerhaeuser Co.	37,000	1,674,990
		4,615,280
TOTAL REAL ESTATE		81,303,802
TECHNOLOGY 9.2%
COMPUTERS 1.8%
Hewlett-Packard Co.	18,600	988,590
International Business Machines Corp.	15,100	1,936,575
		2,925,165
INTERNET SERVICE PROVIDER 0.5%
Google (b)	1,600	907,216
IT SERVICES 0.8%
Automatic Data Processing (a)	31,200	1,387,464
SEMICONDUCTORS 2.1%
Intel Corp.	78,900	1,756,314
Microchip Technology (a)	14,100	397,056
Texas Instruments	57,600	1,409,472
		3,562,842
SOFTWARE 1.9%
Microsoft Corp. (a)	51,800	1,516,186
Oracle Corp.	64,700	1,662,143
		3,178,329

		Number of Shares	Value
TELECOMMUNICATION EQUIPMENT 2.1%
Corning (a)		45,900	$927,639
Harris Corp. (a)		29,200	1,386,708
QUALCOMM		26,500	1,112,735
			3,427,082
TOTAL TECHNOLOGY			15,388,098
TELECOMMUNICATION SERVICES 1.2%
AT&T (a)		55,500	1,434,120
Verizon Communications		17,300	536,646
			1,970,766
UTILITIES 1.6%
ELECTRIC UTILITIES 0.6%
FPL Group (a)		20,900	1,010,097
MULTI UTILITIES 1.0%
Sempra Energy		18,500	923,150
Wisconsin Energy Corp.		16,000	790,560
			1,713,710
TOTAL UTILITIES			2,723,807
TOTAL COMMON STOCK (Identified cost—$135,349,651)			165,412,547
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(c)		1,550,000	1,550,000
State Street Institutional Liquid Reserves, 0.13%(c)		1,550,000	1,550,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,100,000)			3,100,000

TOTAL INVESTMENTS (Identified cost—$138,449,651)	100.4%		168,512,547

WRITTEN CALL OPTIONS	(0.3)		(565,300)

			Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		$(106,327)

NET ASSETS (Equivalent to $13.19 per share based on 12,721,550 shares of common stock outstanding)	100.0%		$167,840,920

		Number of Contracts
WRITTEN CALL OPTIONS
S&P 500 Index, USD Strike Price 1,170, 4/17/10		65	$(91,000)
S&P 500 Index, USD Strike Price 1,165, 4/17/10		279	(474,300)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$550,648)			$(565,300)

Glossary of Portfolio Abbreviations

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged in connection with written option contracts: $24,888,163 has been pledged to brokers.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$165,412,547	$165,412,547	$—	—
Money Market Funds	3,100,000	—	3,100,000	—
Total Investments	$168,512,547	$165,412,547	$3,100,000	—

Other Financial Instruments*	$(565,300)	$(565,300)	—	—

* Other financial instruments are written option contracts.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

Note 2. Derivative Instruments:

The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2010

Written Option Contracts	$(565,300)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$138,449,651
Gross unrealized appreciation	$31,377,579
Gross unrealized depreciation	(1,314,683)
Net unrealized appreciation	$30,062,896

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2010